Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Discontinued operations in condensed consolidated statements of operations

As of December 31, 2012
Carrying Value
Asset-backed securities ("ABS")	$289
Collateralized debt obligations ("CDOs") [1]	474
Commercial mortgage-backed securities ("CMBS")	940
Corporate	11,330
Foreign govt./govt. agencies	263
Municipal	899
Residential mortgage-backed securities ("RMBS")	705
U.S. Treasuries	115
Total fixed maturities, AFS, at fair value (amortized cost of $13,596) [2]	15,015
Equity securities, AFS, at fair value (cost of $27) [3]	28
Fixed maturities, at fair value using the FVO [4]	16
Mortgage loans (net of allowances for loan losses of $1)	1,288
Policy loans, at outstanding balance	542
Total invested assets transferred	$16,889
[1] The market value includes the fair value of bifurcated embedded derivative features of certain securities. Changes in fair value are recorded in the net unrealized capital gains (losses).
[2] Includes $14.4 billion and $657 of securities in level 2 and 3 of the fair value hierarchy, respectively.
[3] All equity securities transferred are included in level 2 of the fair value hierarchy.
[4] All FVO securities transferred are included in level 3 of the fair value hierarchy.
The results of operations reflected as discontinued operations in the Consolidated Statements of Operations, consisting of amounts related to the Mutual Funds business, HLIL, HICC and HAIL, are as follows:

	For the years ended December 31,
	2012	2011	2010
Revenues
Fee income and other	$563	$609	$665
Net investment income
Securities available-for-sale and other	10	8	9
Equity securities, trading	201	(14)	238
Total net investment income (loss)	211	(6)	247
Net realized capital gains (loss)	68	78	(31)
Total revenues	842	681	881
Benefits, losses and expenses
Benefits, losses and loss adjustment expenses	—	(1)	7
Benefits, losses and loss adjustment expenses - returns credited on international variable annuity	201	(14)	238
Insurance operating costs and other expenses	410	541	426
Amortization of DAC	35	47	68
Goodwill impairment	149	—	—
Total benefits, losses and expenses	795	573	739
Income before income taxes	47	108	142
Income tax expense (benefit)	(14)	50	47
Income from operations of discontinued operations, net of tax	61	58	95
Net realized capital gain on disposal, net of tax	—	—	37
Income from discontinued operations, net of tax	$61	$58	$132